Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of New Standards in the Period [Abstract]
Schedule of Fair Value of the Identifiable Net Assets
	Amount	Number of shares*)
	USD in thousands except to share amount
Shares issued to RNER shareholders		453,321
Closing price of the Company’s share on Nasdaq as of March 1, 2023 ($)	15.9
(A) Fair value of the Company’s shares issued to RNER shareholders	7,208
Public Warrants issued to RNER shareholders		1,550,784
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 ($)	1.7
Private Warrants issued to RNER shareholders		53,599
Fair Value of the Company’s warrants on as of March 1, 2023 ($)	1.33
(B) Fair value of the Company’s warrants issued to RNER shareholders	2,711
RNER assets	588
RNER liabilities	(2,981)

(C) Net liabilities of RNER	(2,393)

IFRS 2 Listing expenses (A+B-C)	12,312
*)	Shares and per shares amounts have been retroactively adjusted to reflect the reverse stock splits as described in note 20a.